Post-employment Benefits - Summary of Main Assumptions Used in Actuarial Valuation of Retirement Plans (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Discount rate	9.98%	10.24%	11.28%
Mortality table	AT-2000
Turnover	Exp.Itaú 2008/2010
Growth of the pension fund and social security benefits	4.00%	4.00%	4.00%
Inflation	4.00%	4.00%	4.00%
Actuarial method	Projected Unit Credit
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Future salary growth	5.04%	5.04%	5.04%
Top of range [member]
Disclosure of defined benefit plans [line items]
Future salary growth	7.12%	7.12%	7.12%